OPERATING LEASES - Supplemental cash flow information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
Cash paid within operating cash flows	$ 1,178
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ 3,313